INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2023
INCOME TAXES
Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	For the Years Ended October 31,
	2023	2022	2021
Loss before income tax expenses	$2,292,643	$4,660,550	$1,920,048
Cayman statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
Increase in income tax expense resulting from:
Rate differences in various jurisdictions	161,339	23,639	24,529
Income tax expense / effective tax rate	$161,339	$23,639	$24,529

Schedule of net deferred tax assets

Deferred tax assets:	October 31, 2023	October 31, 2022
Net operating loss carryforward	$84,474	$107,858
Accrued payroll liability	16,546	12,137
Valuation allowance	(84,474)	(107,858)
Net deferred tax assets	$16,546	$12,137